Submission	Feb. 04, 2026
Submission [Line Items]
Central Index Key	0001732379
Registrant Name	Blue Moon Metals Inc.
Form Type	F-10
Submission Type	F-10
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A